Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Forth maturity information on time deposits
Three months or less	$ 6,954
Over three and through six months	4,408
Over six and through twelve months	5,136
Over twelve months	42,184
Total	$ 58,682	$ 56,409